NYSA SERIES TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

August 6, 2012

The undersigned, on behalf of Nysa Series Trust (“Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated as of July 25, 2012 that would have been filed under Rule 497 (c),  would not have differed from that contained in the Registrant’s most recent post-effective amendment on Form N-1A.   The text of Registrant’s most recent post-effective amendment to the registration statement on Form N-1A was filed electronically on July 25, 2012.

Nysa Series Trust

/S/Gregg A. Kidd

_____________________________

By:

Gregg A Kidd

Its:

President